Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2026	31 December 2025	30 June 2026	30 June 2025

Argentine peso	1 482.53	1 459.80	-	-
Brazilian real	5.18	5.50	5.19	5.83
Canadian dollar	1.42	1.37	1.37	1.41
Chinese yuan	6.79	7.00	6.88	7.26
Colombian peso	3 441.78	3 749.18	3 682.52	4 201.57
Euro	0.88	0.85	0.85	0.92
Mexican peso	17.47	17.97	17.53	20.03
Peruvian sol	3.42	3.37	3.42	3.69
Pound sterling	0.76	0.74	0.74	0.77
South African rand	16.37	16.55	16.41	18.46
South Korean won	1 550.63	1 444.93	1 475.55	1 439.97